Related-Party Transactions - Summary of transactions with key management personnel (Details) - Executive and corporate officers - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Short-term benefits	€ 1,517	€ 1,669	€ 1,366
Pension plan expenses	92	77	66
Share-based compensation expense	907	259	280
Post-employment benefits	92	77	66
Share-based payment	907	259	280
Net total	€ 2,516	€ 2,005	€ 1,712